Consolidated Statements of Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Operating costs and expenses:
Research and development	$ (2,205,213)	$ (555,740)	$ (2,634,494)	$ (1,590,823)	$ (3,434,016)	$ (6,323,896)
IPR&D expense	(39,500,000)	0	(39,500,000)	0	0	0
General and administrative	(1,557,677)	(803,399)	(2,980,043)	(1,738,625)	(6,388,000)	(6,600,870)
Loss from operations	(43,262,890)	(1,359,139)	(45,114,537)	(3,329,448)	(9,822,016)	(12,924,766)
Other income (expense):
Change in fair value of derviative liability	1,769,275	0	1,905,289	0	(2,125,117)	0
Loss on issuance of hybrid debt instrument	0	0	(1,584,218)	0	(59,612)	0
Loss on disposal of subsidiaries					0	(1,069,675)
Loss on conversion of debt	(6,187,337)	0	(6,187,337)	0
Other income (expense)	12,863	234,453	(13,551)	(225,515)	(295,033)	(326,916)
Interest income	13	914	27	1,088	1,694	18,959
Interest expense	(103,086)	(1,386)	(348,470)	(2,512)	(266,999)	(4,706)
Total other income (expense)	(4,508,272)	233,981	(6,228,260)	(226,939)	(2,685,455)	(1,382,338)
Net loss	(47,771,162)	(1,125,158)	(51,342,797)	(3,556,387)	(12,507,471)	(14,307,104)
Other comprehensive income (loss)
Other comprehensive loss from foreign currency translation adjustment	0	(338,875)	0	(327,054)	(321,942)	(324,578)
Total comprehensive loss	$ (47,771,162)	$ (1,464,033)	$ (51,342,797)	$ (3,883,441)	$ (12,829,413)	$ (14,631,682)
Net loss per share of common stock, basic and diluted	$ (6.12)	$ (.27)	$ (8.28)	$ (.84)	$ (.09)	$ (.11)
Weighted-average shares of common stock outstanding, basic and diluted	7,804,187	4,221,328	6,197,776	4,221,328	140,397,488	135,896,022